S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 06, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, in order to facilitate our business combination (including in connection with a related PIPE financing) or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange the founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]

Six months after completion of our business combination or earlier if we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor, officers, directors and transferees
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Transfers permitted (a) to our sponsor, officers, directors, any affiliates or family members of any of our sponsor, officers or directors or any members of our initial shareholders, or any affiliate of our initial shareholders; (b) in the case of an individual, by gift to a member of the individual’s immediate family, to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) by virtue of the laws of the Cayman Islands or the organizational documents of our sponsor upon their dissolution; or (g) to us for no value for cancellation in connection with the consummation of our business combination

Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Completion of our business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above